Loan from Related Party	12 Months Ended
Dec. 31, 2025
Loan from Related Party [Abstract]
LOAN FROM RELATED PARTY

NOTE 15 — LOAN FROM RELATED PARTY:

On October 30, 2022, the Company entered into the Credit Facility Agreement with Xylo Technologies Ltd (“Xylo”) a related party with an aggregate initial amount of up to $625 thousand for the purposes of financing the ongoing activities and the payment of certain expenses in connection with the IPO. On June 26, 2023, the Company amended the Credit Facility Agreement with Xylo to increase the amount of the Credit Facility to up to $745 thousand. As of December 31, 2022, and June 30, 2023, the Company received from Xylo $500 thousand and $745 thousand, respectively and did not receive further amounts during the years ended in December 31, 2024 and December 31, 2025.

The credit facility did not bear any interest and the total aggregate amount of $745 thousand was fully repaid in August 2023, following the closing of the IPO.

On the borrowing date, the Company estimated the value of the benefit received based on the interest rate that the Company would be required to pay for similar unsecured loans to non-related parties. The value of the benefit was recorded within shareholders’ equity on each borrowing date. The accumulated interest expenses calculated as of December 31, 2023 in the amount of $7,073, were charged to finance expenses.